Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2016	377	576	953
Additions	2	27	29
Capitalised interest	1	—	1
Fully depreciated assets written off	—	(162)	(162)
Disposals	—	(3)	(3)
Exchange and other adjustments	(2)	(9)	(11)

At 31 December 2016	378	429	807

Additions	9	35	44
Fully depreciated assets written off	—	(19)	(19)
Disposals	—	(4)	(4)
Exchange and other adjustments	1	8	9

At 31 December 2017	388	449	837

Depreciation and impairment
At 1 January 2016	(74)	(451)	(525)

Provided	(5)	(25)	(30)
System Fund expense	—	(5)	(5)
Fully depreciated assets written off	—	162	162
Disposals	—	2	2
Exchange and other adjustments	1	7	8

At 31 December 2016	(78)	(310)	(388)

Provided	(7)	(28)	(35)
System Fund expense	—	(6)	(6)
Fully depreciated assets written off	—	19	19
Disposals	—	3	3
Exchange and other adjustments	(1)	(4)	(5)

At 31 December 2017	(86)	(326)	(412)

Net book value
At 31 December 2017	302	123	425

At 31 December 2016	300	119	419

At 1 January 2016	303	125	428

Summary of Net Book Value of Property, Plant and Equipment

The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2017:

	Americas $m	Europe $m	AMEA $m	Greater China $m	Central $m	Total $m
Land and buildings	289	—	—	—	13	302
Fixtures, fittings and equipment	43	1	10	—	69	123

	332	1	10	—	82	425